Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 10,345,599	$ 15,149,333		$ 15,155,279
Accounts receivable, net of allowance for doubtful accounts of $453,860 and $572,080, respectively	4,261,624	4,286,072		4,502,469
Inventory	21,852,027	20,508,023		20,422,061
Prepayments and other current assets	2,030,630	2,544,532		1,560,113
Assets Held for Sale	77,067,479	4,240,781
Total current assets	115,557,359	46,728,741		41,639,922
Property and equipment, net	25,750,814	89,606,932		99,488,559
Operating lease, right-of-use asset	2,789,741	6,110,787		8,510,499
Notes receivable, long-term	3,750,000	3,750,000		3,750,000
Intangible assets, net	8,617,180	8,776,946		10,184,289	$ 8,409,419
Goodwill	183,836	183,836		183,836	3,132,491
Deposits	593,812	2,312,161		1,718,206
Deferred tax assets	1,390,000	1,687,000		1,495,000
Total assets	158,632,742	159,156,403		166,970,311
Current liabilities
Accounts Payable and Accrued liabilities	15,595,086	14,928,780		14,805,473
Long-Term debt, current portion	3,050,000	11,780,000
Right of use liability	1,004,046	1,680,294		1,600,931
Liabilities held for sale	75,525,255	1,319,847
Total current liabilities	95,174,387	29,708,921		16,406,404
Right-of-use liability	10,370,395	79,757,994		80,228,097
Long-Term debt, net	55,155,615	46,248,604		27,329,907
Total liabilities	160,700,397	155,715,519		123,964,408
Commitments and contingencies (refer to Note 16)
Stockholders' equity (deficiency)
Additional Paid in Capital	184,219,278	181,321,847		178,429,422
Accumulated deficit	(186,286,933)	(177,880,963)		(135,423,519)
Total stockholders' equity (deficiency)	(2,067,655)	3,440,884	$ 29,081,627	43,005,903	$ 62,346,570
Total liabilities and stockholders' equity (deficiency)	158,632,742	159,156,403		166,970,311
Subordinate Voting Shares
Stockholders' equity (deficiency)
Common stock
Multiple Voting Shares
Stockholders' equity (deficiency)
Common stock
Super Voting Shares
Stockholders' equity (deficiency)
Common stock